Debt - Summary of Letters of Credit Outstanding and Weighted-Average Annual Cost (Details) - Letters of Credit - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Weighted Average Annual Cost (as a percent)	0.71%	1.06%
Letters of Credit Outstanding
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 263	$ 111